Offerings - Offering: 1	Mar. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,264,986
Proposed Maximum Offering Price per Unit	2.97
Maximum Aggregate Offering Price	$ 12,667,008.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,749.31
Offering Note	(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall be deemed to cover any additional shares of Class A common stock, par value $0.0001 per share (the "Common Stock") that may become issuable pursuant to the Satellogic Inc. Second Amended and Restated 2021 Incentive Compensation Plan, as amended (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Represents 4,264,986 shares of Common Stock that were added to the shares authorized for issuance under the Plan. (3) Estimated in accordance with Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low prices of a share of Common Stock on March 16, 2026, as reported on The Nasdaq Capital Market.